ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Potential Dilutive Securities (Details) - shares shares in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Antidilutive securities excluded from earnings per share computation (in shares)	6,089	5,832	6,383	5,063
Outstanding stock options
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Antidilutive securities excluded from earnings per share computation (in shares)	6,042	5,785	6,336	5,018
Warrants to purchase common stock
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Antidilutive securities excluded from earnings per share computation (in shares)	47	47	47	45